Other Components of Equity - Summary of Movement of Available-for-sale Investments Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Balance at the beginning	₨ 538,842.2		₨ 768,036.7	₨ 539,351.8
Net change in share of available-for-sale investments reserves - equity accounted investees (net)	4,044.2	$ 62.1	(3,047.0)	291.1
Balance at the end	913,947.3	14,023.2	538,842.2	768,036.7
Available-for-sale investments [Member]
Balance at the beginning	1,062.8	16.3	274.6	280.6
Gain/(loss) arising on revaluation of available-for-sale investments (net)	565.8	8.6	905.6	23.9
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable	(16.2)	(0.2)	(16.0)	(16.6)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)	(169.2)	(2.6)	(143.9)	(22.0)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable	45.2	0.7	42.5	7.6
Net change in share of available-for-sale investments reserves - equity accounted investees (net)	(66.3)	(1.0)		1.1
Balance at the end	₨ 1,422.1	$ 21.8	₨ 1,062.8	₨ 274.6